Note 11 - Loss Per Share	12 Months Ended
Dec. 31, 2018
Statement Line Items [Line Items]
Disclosure of earnings per share [text block]
11.
LOSS PER SHARE

Basic net earnings (loss) per share is the net earnings (loss) available to common shareholders divided by the weighted average number of common shares outstanding during the period. Diluted net earnings (loss) per share adjusts basic net earnings per share for the effects of dilutive potential common shares.

The calculations of basic and diluted (loss) earnings per share for the years ended
December
31,
2018
and
2017
are as follows:

	Year Ended December 31,
	2018	2017
Net loss for the year	$(204,164)	$(53,272)
Weighted average number of shares on issue - basic and diluted (1)	183,650,405	165,293,893

Loss per share - basic	$(1.11)	$(0.32)
Loss per share - diluted	$(1.11)	$(0.32)

(1)
Diluted weighted average number of shares excluded
6,644,542
(
2017
-
9,431,737
) options and
16,327,598
common shares issuable under the convertible debentures (Note
19
(a)) that were anti-dilutive for the year ended
December
31,
2018.